SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the remaining lease terms or 5 years
Drilling Rights [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years